Taxes Payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Taxes Payable
Enterprise income taxes payable		¥ 45,771	¥ 29,834
Withholding individual income taxes for employees		17,537	5,811
VAT payable		2,025	5,285
Others		272	622
Total	$ 9,424	¥ 65,605	¥ 41,552